Notes Payable and Accrued Interest - Ya II PN, Ltd. (p/k/a Ya Global Master SPV, Ltd.) (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Note Payable and Accrued Interest [Line Items]
Less: Unamortized debt discount	$ (31,250)	$ (68,750)	$ (20,833)
Principal, net	185,000	162,500
Accrued Interest
Total	437,965	686,387	204,167
Notes payable ten percent accrued interest rate due to related party [Member]
Note Payable and Accrued Interest [Line Items]
Less: Unamortized debt discount	(31,250)	(68,750)	(20,833)
Principal, net	428,750	681,250	204,167
Accrued Interest	9,215	5,137
Total	437,965	686,387	204,167
Notes payable ten percent accrued interest rate due to related party [Member] | 2015 YA Loan [Member]
Note Payable and Accrued Interest [Line Items]
Notes payable			225,000
Notes payable ten percent accrued interest rate due to related party [Member] | December 2016 YA Loan [Member]
Note Payable and Accrued Interest [Line Items]
Notes payable	$ 460,000	$ 750,000